Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Undiscounted operating lease payments for future commitments for leases not yet commenced [Abstract]
Weighted-average remaining lease term (years)	7 years	7 years
Undiscounted operating lease payment for future commitments for leases not yet commenced	$ 5,507	$ 5,360